Commitments and contingencies - Summary of Non Cancellable Operating Lease Agreements (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2021	$ 1,298
2022	981
2023	182
Total	$ 2,461